Other Current Assets - Schedule of Other Assets (Current) (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Other Current Assets
Prepayments	$ 95,820	$ 159,844
Performance bond and deposits	2,025	53,456
Total current prepayments and other assets	$ 97,845	$ 213,300